Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Authorized Shares, Issued and Fully Paid-up Shares

Authorized shares, as well as issued and fully paid up shares, are presented below:

	2021		2020
	Amount	USD	Amount		USD
Authorized Shares of USD 0.002 USD each
Class A common shares	1,000,000,000	2,000	—	—	—
Class B common shares	250,000,000	500	—		—
Undesignated shares	250,000,000	500	—	—	—
Authorized Shares of USD 1.1211 USD each **
Common shares	—	—	618,363		693
	1,500,000,000	3,000	618,363		693
Issued and Fully Paid Up Shares of USD 0.002 each *
Class A Common Shares	149,065,490	298	268,598,000		602
Class B Common Shares	145,962,951	292	—		0
	295,028,441	590	268,598,000		602
Share Capital evolution
Share Capital as at January 1	268,598,000	602	268,598,000		602
i) Issue of common shares at USD 1.1211	19,906,000	45	—		—
ii) Par value change	—	(70)	—		—
iii) Issue of common shares at the IPO	4,411,765	9	—		—
iv) Warrant exercise	2,112,676	4	—		—
Share capital as of December 31	295,028,441	590	268,598,000		602

* Retroactively adjusted to reflect the stock split (Note 1).

** Amounts do not reflect the effect of the stock split explained in Note1.

Summary of Breakdown of Capital Reserves and Movements in Reserves

The following table shows a breakdown of the consolidated statement of financial position line item ‘Capital Reserves’ and the movements in these reserves during the year:

	2021	2020	2019
Balances as of January 1	12,582	5,287	238
Share-options exercise (i)	(6,898)	—	—
Share-based payments charges	7,596	7,295	5,049
Forfeitures	(6)	—	—
Warrant exercise	(533)	—	—
Balance as at December 31, 2021	12,741	12,582	5,287

(i) During the year-ended December 31, 2021 a total of 15,685,000 share-options under the share-based payments plan were exercised. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity.

Summary of Breakdown of Reserves and Movements in Reserves

The following table shows a breakdown of the consolidated statement of financial position line item ‘Reserves’ and the movements in these reserves during the year:

	2021	2020	2019
	Cumulative Translation Adjustment	Cumulative Translation Adjustment	Cumulative Translation Adjustment
Balances as of January 1	119	14	(13)
Movement of other reserves	(149)	105	27
Balance as at December 31, 2021	(30)	119	14

Summary of Movements in Retained Earnings

Movements in retained earnings were as follows:

Balance as at January 1, 2019	12,858
Comprehensive income for the year	15,602
Distribution of retained earnings	(10,000)
Balance as at December 31, 2019	18,460
Comprehensive income for the year	28,126
Transaction between shareholders	163
Distribution of retained earnings	(15,000)
Balance as at December 31, 2020	31,749
Comprehensive income for the year	78,118
Balance as at December 31, 2021	109,867

Summary of the Information Used as Base for Calculating Diluted Earnings Per Share

The next table presents the information used as base for such calculation:

	2021	2020	2019
Profit attributable to common shareholders (U.S. Dollars)	77,852,950	28,186,840	15,602,193
Weighted average number of common shares	287,121,304	268,598,000	266,386,541
Adjustments for calculation of diluted earnings per share(1)	21,809,000	16,242,000	9,059,531
Weighted average number of common shares for calculating diluted earnings per share	308,930,304	284,840,000	275,446,073
Basic earnings per share	0.27	0.10	0.06
Diluted earnings per share	0.25	0.10	0.05

(1)
As of December 31, 2021, corresponds to the dilutive effect of i) 16,353,000 average shares related to share-based payment warrants; and ii) 5,456,000 average shares related to share-based payment plans with employees (8,491,539 and 567,993, respectively for the year ended December 31, 2020).